Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000126627
Account Value [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Flex ETF Portfolio
Account Value	$ 10,000	$ 13,891	$ 13,081	$ 11,971	$ 13,621	$ 12,520	$ 11,908	$ 10,393	$ 11,110	$ 9,987	$ 9,480
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138